DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION [Text Block]
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	Amendments to IAS 21, "The Effects of Changes in Foreign Exchange Rates":

In August 2023, the IASB issued "Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, "The Effects of Changes in Foreign Exchange Rates")" ("the Amendments") to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity's financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. Earlier adoption is permitted, in which case, an entity is required to disclose that fact. When applying the Amendments, an entity should not restate comparative information. Instead, if the foreign currency is not exchangeable at the beginning of the annual reporting period in which the Amendments are first applied (the initial application date), the entity should translate affected assets, liabilities and equity as required by the Amendments and recognize the differences as of the initial application date as an adjustment to the opening balance of retained earnings and/or to the foreign currency translation reserve, as required by the Amendments .

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.